Financial risk management - Disclosure of Fair Value Measurement of Assets and Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Total assets	€ 853,430	€ 961,152	€ 1,124,210
Total liabilities	1,039,223	1,061,742	1,052,713
Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	3,881	984	745
Total liabilities	27,826	48,020
Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	3,881
Recurring fair value measurement | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		753	3
Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	15,419	7,423
Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	7,539	21,135
Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	4,512	9,844
Recurring fair value measurement | Derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	356	9,618
Recurring fair value measurement | Derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		231	742
Level 1 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	0	0
Total liabilities	7,539	21,135
Level 1 | Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0
Level 1 | Recurring fair value measurement | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		0	0
Level 1 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	7,539	21,135
Level 1 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 1 | Recurring fair value measurement | Derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		0	0
Level 2 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	0	231	742
Total liabilities	4,868	9,844
Level 2 | Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	0
Level 2 | Recurring fair value measurement | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		0	0
Level 2 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 2 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	4,512	9,844
Level 2 | Recurring fair value measurement | Derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	356	0
Level 2 | Recurring fair value measurement | Derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		231	742
Level 3 | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Total assets	3,881	753	3
Total liabilities	15,419	17,041
Level 3 | Recurring fair value measurement | Financial assets at fair value through OCI
Disclosure of financial liabilities [line items]
Total assets	3,881
Level 3 | Recurring fair value measurement | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		753	3
Level 3 | Recurring fair value measurement | Put options | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	15,419	7,423
Level 3 | Recurring fair value measurement | Public warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Private warrants | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	0	0
Level 3 | Recurring fair value measurement | Derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total liabilities	€ 0	9,618
Level 3 | Recurring fair value measurement | Derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure of financial liabilities [line items]
Total assets		€ 0	€ 0